PLAN DESCRIPTION (Details) - ESPP - USD ($)	6 Months Ended						12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Investment, Number of Shares							3,000,000
Maximum discounted purchase price							85.00%
Shares reserved for future use							2,541,352
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount							$ 25,000
EBP, Investment, Purchased, Number of Shares	47,045	90,921	62,850	56,575	49,676	68,011
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Purchase Price	$ 5.10	$ 5.43	$ 8.36	$ 16.53	$ 15.95	$ 16.46
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage							25.00%